Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

NOTE 6 - DERIVATIVE LIABILITIES

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities (except the Public SPAC Warrants as defined below, which are Level 1 derivative liabilities) that are measured at fair value on a recurring basis:

	Warrants
	Public	Private
	SPAC	SPAC	PIPE	Other	Total
Balance as of January 1, 2023	$31,625	$1,256	$42,100	$400	$75,381
Change in fair value of derivative liabilities	(21,390)	(1,005)	(30,600)	(328)	(53,323)
Balance as of March 31, 2023	$10,235	$251	$11,500	$72	$22,058
Change in fair value of derivative liabilities	(4,600)	(251)	(9,500)	(66)	(14,417)
Balance as of June 30, 2023	$5,635	$-	$2,000	$6	$7,641
Change in fair value of derivative liabilities	(230)	-	(1,800)	(6)	(2,036)
Balance as of September 30, 2023	$5,405	$-	$200	$-	$5,605

The fair value of the derivative liabilities as of September 30, 2023, and December 31, 2022 was estimated using the Black Scholes option pricing model, with the following assumptions used:

September 30, 2023
Risk-free interest rate	4.94% - 5.50%
Expected term in years	0.84 - 2.40
Expected volatility	100.0% - 110.0%
Expected dividends	0%
Market Price	$0.61

December 31, 2022
Risk-free interest rate	2.30% - 4.50%
Expected term in years	1.59 - 3.90
Expected volatility	76.0% - 105.0%
Expected dividends	0%
Market Price	$3.39

SPAC Warrants

Public SPAC Warrants

Participants in KBL’s initial public offering received an aggregate of 11,500,000 Public SPAC Warrants (“Public SPAC Warrants”), all of which are outstanding as of September 30, 2023. Each Public SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the Public SPAC Warrants; the Public SPAC Warrants are currently exercisable and will expire on November 6, 2025, or earlier upon redemption or liquidation. Management has determined that the Public SPAC Warrants contain a tender offer provision which could result in the Public SPAC Warrants settling for the tender offer consideration (including potentially cash) in a transaction that didn’t result in a change-in-control. This feature results in the Public SPAC Warrants being precluded from equity classification. Accordingly, the Public SPAC Warrants are classified as liabilities measured at fair value, with changes in fair value each period reported in earnings. The Public SPAC Warrants were revalued on September 30, 2023 at $5,405, which resulted in decreases of $230 and $26,220 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2023, respectively. The Public SPAC Warrants were revalued on September 30, 2022 at $592,250, which resulted in decreases of $1,246,600 and $7,456,600 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2022, respectively.

Private SPAC Warrants

Participants in KBL’s initial private placement received an aggregate of 502,500 Private SPAC Warrants (“Private SPAC Warrants”), all of which are outstanding as of September 30, 2023. Each Private SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the Private SPAC Warrants; the Private SPAC Warrants are currently exercisable and will expire on November 6, 2025, or earlier upon redemption or liquidation. Management has determined that the Private SPAC Warrants contain a tender offer provision which could result in the Private SPAC Warrants settling for the tender offer consideration (including potentially cash) in a transaction that didn’t result in a change-in-control. This feature (amongst others) results in the Private SPAC Warrants being precluded from equity classification. Accordingly, the Private SPAC Warrants are classified as liabilities measured at fair value, with changes in fair value each period reported in earnings. The Private SPAC Warrants were revalued on September 30, 2023 at $0, which resulted in decreases of $0 and $1,256 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2023, respectively. The Private SPAC Warrants were revalued on September 30, 2022 at $20,100, which resulted in decreases of $10,050 and $447,225 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2022, respectively.

PIPE Warrants

On February 23, 2021, the Company issued five-year warrants (the “PIPE Warrants”) to purchase 128,200 shares of common stock at an exercise price of $100.00 per share in connection with the private offering (see Note 9 – Stockholders’ Equity, Common Stock). The PIPE Warrants did not meet the requirements for equity classification due to the existence of a tender offer provision that could potentially result in cash settlement of the PIPE Warrants that didn’t meet the limited exception in the case of a change-in-control. Accordingly, the PIPE Warrants are liability-classified and are recorded as derivative liabilities. The PIPE Warrants were revalued on September 30, 2023 at $200, which resulted in decreases of $1,800 and $41,900 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2023, respectively. The PIPE Warrants were revalued on September 30, 2022 at $433,600, which resulted in decreases of $188,000 and $6,082,700 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2022, respectively.

Other Warrants

AGP Warrants

On March 12, 2021, the Company issued warrants to Alliance Global Partners (“AGP” and the “AGP Warrants”) to purchase up to an aggregate of 3,183 shares of the Company’s common stock at a purchase price of $105.60 per share, subject to adjustment, in full satisfaction of the existing AGP Warrant Liability. The exercise of the AGP Warrants is limited at any given time to prevent AGP from exceeding beneficial ownership of 4.99% of the then total number of issued and outstanding shares of the Company’s common stock upon such exercise. The warrants are exercisable at any time between May 2, 2021 and May 2, 2025. The AGP Warrants do not meet the requirements for equity classification due to the existence of a tender offer provision that could potentially result in cash settlement of the AGP Warrants that do not meet the limited exception in the case of a change-in-control. Accordingly, the AGP Warrants will continue to be liability-classified. The AGP Warrants were revalued on September 30, 2023 at $0, which resulted in decreases of $6 and $400 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2023, respectively. The AGP Warrants were revalued on September 30, 2022 at $6,633, which resulted in decreases of $3,762 and $137,698 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2022, respectively.

Alpha Warrants

In connection with that certain Mutual Release and Settlement Agreement dated July 31, 2021 (agreed to on July 29, 2021) between the Company and Alpha Capital Anstal (“Alpha” and the “Alpha Settlement Agreement”), the Company issued three-year warrants for the purchase of 1,250 shares of the Company’s common stock at an exercise price of $141.40 per share (the “Alpha Warrant Liability” and the “Alpha Warrants”). The exercise of shares of the Alpha Warrants is limited at any given time to prevent Alpha from exceeding a beneficial ownership of 4.99% of the then total number of issued and outstanding shares of the Company’s common stock upon such exercise. The warrants are exercisable until August 2, 2024. The Alpha Warrants do not meet the requirements for equity classification due to the existence of a tender offer provision that could potentially result in cash settlement of the Alpha Warrants that do not meet the limited exception in the case of a change-in-control. Accordingly, the Alpha Warrants are liability-classified and are recorded as a warrant liability. The Alpha Warrants were revalued on September 30, 2023 at $0, which did not result in any change in the fair value of the derivative liabilities during the three and nine months ended September 30, 2023. The Alpha Warrants were revalued on September 30, 2022 at $224, which resulted in decreases of $1,496 and $43,337 in the fair value of the derivative liabilities during the three and nine months ended September 30, 2022, respectively.

Warrant Activity

As the number of liability-classified warrants are less than 10% of the total outstanding warrants as of September 30, 2023, the summary of warrant activity is included in Note 9 – Stockholders’ Equity.

NOTE 8 - DERIVATIVE LIABILITIES

The following table sets forth a summary of the changes in the fair value of Level 3 derivative liabilities (except the Public Special Purpose Acquisition Companies (“SPAC”) warrants as defined below, which are Level 1 derivative liabilities) that are measured at fair value on a recurring basis:

	For the Year Ended December 31, 2022
	Warrants
	Public	Private			Convertible
	SPAC	SPAC	PIPE	Other	Notes	Total
Balance as of January 1, 2022	$8,048,850	$467,325	$6,516,300	$187,892	$-	$15,220,367
Change in fair value of derivative liabilities	(8,017,225)	(466,069)	(6,474,200)	(187,492)	-	(15,144,986)
Balance as of December 31, 2022	$31,625	$1,256	$42,100	$400	$-	$75,381

	For the Year Ended December 31, 2021
	Warrants
	Public	Private			Convertible
	SPAC	SPAC	PIPE	Other	Notes	Total
Balance as of January 1, 2021	$3,795,000	$256,275	$-	$165,895	$225,800	$4,442,970
Extinguishment of derivative liabilities in connection with conversion of debt (1)	-	-	-	-	(591,203)	(591,203)
Warrants issued in connection with the financing	-	-	7,294,836	-	-	7,294,836
Warrants issued relates to Alpha settlement (1)	-	-	-	95,677	-	95,677
Extinguishment of derivative liabilities in connection with the Alpha settlement (1)	-	-	-	-	(699,301)	(699,301)
Change in fair value of derivative liabilities	4,253,850	211,050	(778,536)	(73,680)	1,064,704	4,677,388
Balance as of December 31, 2021	$8,048,850	$467,325	$6,516,300	$187,892	$-	$15,220,367

(1)	See Note 10 – Convertible Notes Payable

The fair value of the derivative liabilities as of December 31, 2022 and 2021 were estimated using the Black Scholes option pricing model, with the following assumptions used:

December 31, 2022
Risk-free interest rate	2.30% – 4.50%
Expected term in years	1.59 – 3.90
Expected volatility	76.0% – 105.0%
Expected dividends	0%

SPAC Warrants

Public SPAC Warrants

Participants in KBL’s initial public offering received an aggregate of 11,500,000 Public SPAC Warrants (“Public SPAC Warrants”). Each Public SPAC Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants are currently exercisable and will expire on November 6, 2025, or earlier upon redemption or liquidation. The Company may redeem the Public Warrants, in whole and not in part, at a price of $0.01 per Public Warrant upon 30 days’ notice (“30-day redemption period”), only in the event that the last sale price of the common stock equals or exceeds $360.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given, provided there is an effective registration statement with respect to the shares of common stock underlying such Public Warrants and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period. If the Company calls the Public Warrants for redemption as described above, the Company’s management will have the option to require all holders that wish to exercise Public Warrants to do so on a “cashless basis.” Management has determined that the Public Warrants contain a tender offer provision which could result in the Public Warrants settling for the tender offer consideration (including potentially cash) in a transaction that didn’t result in a change-in-control. This feature results in the Public Warrants being precluded from equity classification. Accordingly, the Public Warrants are classified as liabilities measured at fair value, with changes in fair value each period reported in earnings. The fair value of the Public SPAC Warrants on the date of the issuance was $1,978,000. At December 31, 2022 and 2021 the Public SPAC Warrants were revalued at $31,625 and $8,048,850, respectively, which resulted in a $8,017,225 decrease in fair value and a $4,253,850 increase in the fair value of the derivative liabilities during the years ended December 31, 2022 and 2021, respectively. The decrease and increase in fair value of these derivative liabilities were recorded in the accompanying consolidated statement of operations.

Private SPAC Warrants

Participants in KBL’s initial private placement received an aggregate of 502,500 Private SPAC Warrants (“Private SPAC Warrants”). Each Private Warrant entitles the holder to purchase one-fortieth of one share of the Company’s common stock at an exercise price of $5.75 per 1/40th of one share, or $230.00 per whole share, subject to adjustment. No fractional shares will be issued upon exercise of the warrants. The Private Warrants are currently exercisable and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. The Private Warrants are non-redeemable so long as they are held by original holders or their permitted transferees. If the Private Warrants are held by other parties, the Company may redeem the Private Warrants, in whole and not in part, at a price of $0.01 per Warrant upon 30 days’ notice (“30-day redemption period”), only in the event that the last sale price of the common stock equals or exceeds $360.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which notice of redemption is given, provided there is an effective registration statement with respect to the shares of common stock underlying such Warrants and a current prospectus relating to those shares of common stock is available throughout the 30-day redemption period. If the Company calls the Private Warrants for redemption as described above, the Company’s management will have the option to require all holders that wish to exercise Private Warrants to do so on a “cashless basis.” Management has determined that the Private Warrants contain a tender offer provision which could result in the Private Warrants settling for the tender offer consideration (including potentially cash) in a transaction that didn’t result in a change-in-control. This feature (amongst others) results in the Private Warrants being precluded from equity classification. Accordingly, the Private Warrants are classified as liabilities measured at fair value, with changes in fair value each period reported in earnings. The fair value of the Private SPAC Warrants on the date of the issuance was $587,925. At December 31, 2022 and 2021, the Private SPAC Warrants were revalued at $1,256 and $467,325, respectively, which resulted in a $466,069 decrease and a $211,050 increase in the fair value of the derivative liabilities during the years ended December 31, 2022 and 2021, respectively. The decrease and increase in fair value of these derivative liabilities were recorded in the accompanying consolidated statement of operations.

PIPE Warrants

On February 23, 2021, the Company issued five-year warrants (the “PIPE Warrants”) to purchase 128,200 shares of common stock at an exercise price of $100.00 per share in connection with the private offering (see Note 12 – Stockholders’ Equity, Common Stock). The PIPE Warrants did not meet the requirements for equity classification due to the existence of a tender offer provision that could potentially result in cash settlement of the PIPE Warrants that didn’t meet the limited exception in the case of a change-in-control. Accordingly, the PIPE Warrants are liability-classified and the Company recorded the $7,294,836 fair value of the PIPE Warrants, which was determined using the Black-Scholes option pricing model, as derivative liabilities. The PIPE Warrants were revalued on December 31, 2022 and 2021 at $42,100 and $6,516,300, respectively, which resulted in decreases in the fair value of the derivative liabilities of $6,474,200 and $778,536 during the years ended December 31, 2022 and 2021, respectively.

The following assumptions were used to value the PIPE Warrants at issuance:

February 23, 2021
Risk-free interest rate	0.59%
Expected term in years	5.00
Expected volatility	85%
Expected dividends	0%

Other Warrants

AGP Warrant

In connection with the closing of the Business Combination on November 6, 2020, the Company became obligated to assume five-year warrants for the purchase of 3,183 shares of the Company’s common stock at an exercise price of $105.60 per share (the “AGP Warrant Liability”) that had originally been issued by KBL to an investment banking firm in connection with a prior private placement.

On March 12, 2021, the Company issued a warrant to AGP (the “AGP Warrant”) to purchase up to an aggregate of 3,183 shares of the Company’s common stock at a purchase price of $105.60 per share, subject to adjustment, in full satisfaction of the existing AGP Warrant Liability. The exercise of the AGP Warrant is limited at any given time to prevent AGP from exceeding beneficial ownership of 4.99% of the then total number of issued and outstanding shares of the Company’s common stock upon such exercise. The warrant is exercisable at any time between May 2, 2021 and May 2, 2025. The newly issued AGP Warrant did not meet the requirements for equity classification due to the existence of a tender offer provision that could potentially result in cash settlement of the AGP Warrant that did not meet the limited exception in the case of a change-in-control. Accordingly, the AGP Warrant will continue to be liability-classified. The AGP Warrant was revalued on December 31, 2022 and 2021 at $400 and $144,331, respectively, which resulted in decreases in the fair value of the derivative liabilities of $143,931 and $21,564 during the years ended December 31, 2022 and 2021, respectively.

The following assumptions were used to value the AGP Warrant at issuance:

March 12, 2021
Risk-free interest rate	0.68%
Expected term in years	3.84
Expected volatility	85%
Expected dividends	0%

Alpha Capital Anstalt (“Alpha”) Warrant

In connection with the Alpha Settlement Agreement (see Note 10 – Convertible Notes Payable) that was agreed to on July 29, 2021 (signed on July 31, 2021), the Company issued a three-year warrant for the purchase of 1,250 shares of the Company’s common stock at an exercise price of $141.40 per share (the “Alpha Warrant Liability” and the “Alpha Warrant”). The exercise of shares of the Alpha Warrant is limited at any given time to prevent Alpha from exceeding a beneficial ownership of 4.99% of the then total number of issued and outstanding shares of the Company’s common stock upon such exercise. The warrant is exercisable until August 2, 2024. The newly issued Alpha Warrant did not meet the requirements for equity classification due to the existence of a tender offer provision that could potentially result in cash settlement of the Alpha Warrant that did not meet the limited exception in the case of a change-in-control. Accordingly, the Alpha Warrant is liability-classified and the Company recorded the $95,677 fair value of the Alpha Warrant, which was determined using the Black-Scholes option pricing model, as a derivative liability. The Alpha Warrant was revalued on December 31, 2022 and 2021 at $0 and $43,561, respectively, which resulted in decreases in the fair value of the derivative liabilities of $43,561 and $52,116 during the years ended December 31, 2022 and 2021, respectively.

The following assumptions were used to value the Alpha Warrant at issuance:

July 29, 2021
Risk-free interest rate	0.37%
Expected term in years	3.00
Expected volatility	85%
Expected dividends	0%

Convertible Notes

The convertible notes issued in 2020 had embedded features that were bifurcated and recorded as derivative liabilities. Between January 15, 2021 and February 5, 2021, the fair value of derivative liabilities extinguished in connection with the conversion of debt (see Note 10 – Convertible Notes Payable) was estimated using the Black Scholes option pricing model with the following assumptions used:

January 15, 2021 to
February 5, 2021
Risk-free interest rate	0.00% - 0.14%
Expected term in years	0.02 - 0.18
Expected volatility	120% - 161%
Expected dividends	0%

At the end of the second quarter of 2021, the Alpha Capital Note (see Note 10 – Convertible Notes Payable) that was the only convertible note with an outstanding balance and the full amount of the July 31, 2021 Alpha Settlement Agreement was accrued as of that date. On July 31, 2021, the Company recorded the extinguishment of the Alpha Capital Note, the related derivative liabilities and the balance of the settlement accrual. See Note 10 - Convertible Notes Payable for additional details.

Warrant Activity

A summary of the warrant activity (including certain warrants granted in August 2021, July 2022 and December 2022 as part of private offerings, all of which are equity-classified; see Note 12 - Stockholders’ Equity) during the years ended December 31, 2022 and 2021 is presented below:

	Number of Warrants		Weighted Average Exercise Price	Weighted Average Remaining Life in Years		Intrinsic Value
Outstanding, January 1, 2021	303,245		$228.69	4.9		-
Issued	254,450		124.77
Exercised	-		-
Cancelled	-		-
Expired	-		-
Outstanding, December 31, 2021	577,695		$181.20	4.1		-
Issued	4,508,923		3.44	5.4
Exercised	(1,630,890)		0.0001	-	(1)
Cancelled		-	-
Expired		-	-
Outstanding, December 31, 2022	3,435,728		$33.94	5.1		-

Exercisable, December 31, 2022	577,695		$181.28	3.1		-

(1)	Note that the warrants are exercisable until they are exercised in full and have no expiration date; as such, they have been excluded from this calculation.

A summary of outstanding and exercisable warrants as of December 31, 2022 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$100.00	128,200	3.2	128,200
$105.60	3,183	2.3	3,183
$141.40	1,250	1.6	1,250
$150.00	125,000	3.6	125,000
$230.00	300,062	2.9	300,062
$21.20	306,604	-	-
$3.50	2,571,429	-	-
	3,435,728	3.1	577,695

A summary of outstanding and exercisable warrants as of December 31, 2021 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$100.00	128,200	4.2	128,200
$105.60	3,183	3.3	3,183
$141.40	1,250	2.6	1,250
$150.00	125,000	4.6	125,000
$230.00	300,062	3.9	300,062
	577,695	4.1	577,695